Goodwill and Other Intangible Assets - Additional Information (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Credo [Member]	Dec. 31, 2010 Water Resources Company [Member]	Dec. 31, 2012 Patents [Member] Credo [Member]	Dec. 31, 2010 Groundwater Leases [Member] Water Resources Company [Member]
Schedule Of Goodwill And Other Intangible Assets [Line Items]
Goodwill acquired on acquisition	$ 61,680,000	$ 3,874,000	$ 57,806,000	$ 3,874,000
Identified intangibles , related to patents					590,000
Identified intangibles , net	$ 2,188,000	$ 1,577,000			$ 566,400	$ 1,622,000